SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 8,868	$ 947	$ 308
Medical Affairs	4,824	1,316	0
Marketing	4,091	1,805	700
Office related expenses	1,923	519	0
Market Access	1,606	1,023	0
Business Analytics	1,005	106	0
Travel	986	84	25
Sales And Marketing Share Based Compensation	751	112	(59)
Sales And Marketing Professional Fees	745	521	0
Sales And Marketing Depreciation And Amortization	314	0	0
Sales And Marketing Expenses Other	158	29	29
Sales and marketing expenses	$ 25,270	$ 6,462	$ 1,003